Stock Based Compensation - Narrative (Details) - USD ($)	1 Months Ended	12 Months Ended
	Aug. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 23, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for issuance				2,094,976
Stock-based compensation expense		$ 2,500,000	$ 0
Catch-up adjustment	$ 1,400,000
Total unrecognized compensation cost		2,800,000
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense		2,200,000	0
Total unrecognized compensation cost		$ 2,600,000
Weighted average remaining contractual term		2 years 7 months 6 days
Performance Shares | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		3 years
Performance Shares | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		5 years
Service-Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense		$ 200,000	$ 0
Weighted average remaining contractual term		4 years 7 months 6 days
Service-Based Awards | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		3 years
Service-Based Awards | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		5 years